WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liability
SCHEDULE OF FAIR VALUE OF WARRANTS

Level 3 for the period ended on December 31, 2025:

Balance at December 31, 2023	$3,075
Issuance of warrants	1,027
Warrant exercise	(450)
Revaluation at December 31, 2024	4,384
Effect of changes in foreign exchange rates	(293)
Balance at December 31, 2024	$7,743
Expiration of warrants	(816)
Warrant exercise	(5,592)
Revaluation at December 31, 2025	2,218
Effect of changes in foreign exchange rates	(2,977)
Balance at December 31, 2025	$576